Preferred Stock - Additional Information (Details) - $ / shares	Dec. 31, 2021	Aug. 14, 2020
Temporary Equity [Line Items]
Temporary equity, par or stated value per share		$ 0.0001
Preferred stock convertible conversion price		1.875
Preferred stock shares authorized	10,000,000
Preferred stock shares issued	0
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock convertible conversion price		$ 4.441